Exploration and Evaluation Assets (Details Narrative) $ / shares in Units, kr in Thousands, $ in Thousands, $ in Thousands							1 Months Ended				6 Months Ended		12 Months Ended						60 Months Ended
	Apr. 11, 2016	Jan. 04, 2016 CAD ($) a	Mar. 04, 2012 CAD ($)	Mar. 04, 2012 DKK (kr)	Aug. 15, 2011 CAD ($)	Aug. 15, 2011 DKK (kr)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 DKK (kr)	Jan. 31, 2018 CAD ($)	Jan. 31, 2018 DKK (kr)	Jun. 30, 2018 CAD ($)	Jun. 30, 2017 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 DKK (kr)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 DKK (kr)	Dec. 31, 2015 CAD ($)	Dec. 31, 2015 DKK (kr)	Dec. 31, 2015 CAD ($)	Dec. 31, 2016 DKK (kr)	Jan. 04, 2016 USD ($) a $ / shares	Dec. 31, 2015 DKK (kr)	Apr. 05, 2010
Statement Line Items [Line Items]
Acquisition and exploration related cost											$ 4,217	$ 3,252
Approved exploration expenditures													$ 1,843
Reclamation deposit											14		14
Danish Krone [Member]
Statement Line Items [Line Items]
Approved exploration expenditures | kr														kr 9,367
Post Creek Property [Member]
Statement Line Items [Line Items]
Percentage of interest in property to be acquired on basis of option agreement																							100.00%
Advances payable annually on net smelter return royalties													10				$ 10		$ 10
Payments maid in advance											5	5
Exploration and license related expenditures											21	35
Halcyon Property [Member]
Statement Line Items [Line Items]
Advances payable annually on net smelter return royalties													8				8		8
Exploration and license related expenditures											14	6
Quetico Property [Member]
Statement Line Items [Line Items]
Acquisition and exploration related cost											51
Maniitsoq Property [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures											$ 4,523	3,205
Percentage of net smelter return royalties											2.50%
Percentage of net smelter return royalties after reduction											1.00%
Payment required to reduce net smelter return royalties											$ 2,000
Number of days from decision to commence commercial production to reduce net smelter return royalties											60 days
Period of additional license application for years 11-13											3 years
Period of additional license application after year 13											3 years
Sulussugut License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures											$ 3,628	2,868
License fee paid					$ 6
Period of additional license application after first period	5 years
Exploration requirement																	$ 15,808		$ 26,116
Accumulated exploration credits													44,937
Approved exploration expenditures													16,746
Total carried credits													48,513
Sulussugut License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid | kr						kr 31
Exploration requirement | kr																		kr 83,809
Accumulated exploration credits | kr																						kr 100,304
Approved exploration expenditures | kr														85,094
Total carried credits | kr														kr 246,507
Ininngui License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures											$ 422	321
License fee paid			$ 6
Exploration requirement															$ 3,044
Total carried credits													4,929
Exploration cost													3,698
Period of license											5 years				5 years	5 years
Ininngui License [Member] | Minimum [Member]
Statement Line Items [Line Items]
Exploration cost															$ 535
Ininngui License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid | kr				kr 32
Exploration requirement | kr																kr 15,677
Total carried credits													$ 25,044
Ininngui License [Member] | Danish Krone [Member] | Minimum [Member]
Statement Line Items [Line Items]
Exploration cost | kr																				kr 2,715
Ininngui License [Member] | Danish Krone [Member] | Not Later Than Two Years [Member]
Statement Line Items [Line Items]
Exploration requirement | kr																2,276
Ininngui License [Member] | Danish Krone [Member] | Not Later Than Three Years [Member]
Statement Line Items [Line Items]
Exploration requirement | kr																6,790
Ininngui License [Member] | Danish Krone [Member] | Not Later Than Four Years [Member]
Statement Line Items [Line Items]
Exploration requirement | kr																kr 9,367
Ikertoq License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures											$ 36
License fee paid							$ 7
License valid period							5 years	5 years
Ikertoq License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid | kr								kr 31
Carbonatite License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures											437
License fee paid									$ 7
Period of license									5 years	5 years
Carbonatite License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid | kr										kr 31
Section 35 Property [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures											$ 2	$ 3
Length of metallic minerals lease		10 years
Area covered by metallic minerals lease | a		320																			320
Reclamation deposit		$ 14
Section 35 Property [Member] | Minimum [Member]
Statement Line Items [Line Items]
Percentage of production royalty payable		2.00%																			2.00%
Section 35 Property [Member] | Maximum [Member]
Statement Line Items [Line Items]
Percentage of production royalty payable		2.50%																			2.50%
Section 35 Property [Member] | Not Later Than Five Years [Member]
Statement Line Items [Line Items]
Annual rental fee | $ / shares																					$ 3.00
Section 35 Property [Member] | Later Than Five Years and Not Later Than Ten Years [Member]
Statement Line Items [Line Items]
Annual rental fee | $ / shares																					6.00
Section 35 Property [Member] | LaterThan Ten Years [Member]
Statement Line Items [Line Items]
Additional annual rental fee | $ / shares																					5.00
Section 35 Property [Member] | Year 11 Onwards [Member] | Minimum [Member]
Statement Line Items [Line Items]
Annual rental fee | $ / shares																					10.00
Section 35 Property [Member] | Year 11 Onwards [Member] | Maximum [Member]
Statement Line Items [Line Items]
Annual rental fee | $ / shares																					$ 55.00
Section 35 Property [Member] | US Dollar [Member]
Statement Line Items [Line Items]
Reclamation deposit																					$ 10